Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Detailed Information About Leases
The following table sets forth the adjustments to our operating lease commitments at December 31, 2018 used to derive the lease obligations recognized on our initial application of IFRS 16 at January 1, 2019:

Operating lease commitments at December 31, 2018	$107.4
Discounted using our incremental borrowing rate at January 1, 2019	(13.2)
Recognition exemption for short-term and low-value leases	(1.9)
Extension options reasonably certain to be exercised	19.7
Lease obligations recognized at January 1, 2019 under IFRS 16	112.0
Lease obligations previously classified as finance leases under IAS 17	10.4
Total lease obligations at January 1, 2019	$122.4
Other lease related expenses that were recognized in the consolidated statement of operations for 2019 are as follows:

Year ended December 31	2019
Interest expense on lease obligations	$6.6
Variable lease payments not included in the measurement of lease obligations	$0.7
Expenses relating to short-term leases or low-value leases	$4.6
At December 31, 2019, the contractual undiscounted cash flows for our lease obligations (comprised of lease obligations under IFRS 16 and lease obligations financed through third-parties) were as follows:

Years ending December 31	Leases financed through third-parties	Other leases	Total
2020	$1.6	$32.5	$34.1
2021	1.6	25.8	27.4
2022	1.4	20.7	22.1
2023	0.9	16.2	17.1
2024	—	11.2	11.2
Thereafter	—	23.0	23.0
	$5.5	$129.4	$134.9
At December 31, 2019, we have commitments under IT support agreements that require future minimum payments as follows:

2020	$24.4
2021	18.6
2022	14.9
2023	14.5
2024	12.6
Thereafter	49.8
Total future minimum payments	$134.8